Income taxes - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense income [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	$ 39,394	$ 30,242
Tax losses	181,667	169,498
Deductible temporary differences for which deferred tax assets have not been recognized	39,394	30,242
Temporary differences associated with investments in subsidiaries	927,295	788,917
Turkey
Major components of tax expense income [line items]
Increase in deferred income tax expense due to exchange difference	$ 12,609	$ 8,099